CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES (Narrative) (Details) $ in Thousands	1 Months Ended
	Nov. 19, 2021 CAD ($)	Nov. 19, 2021 EUR (€)	Sep. 29, 2020 ILS (₪)	Aug. 19, 2019 ILS (₪)
Disclosure of contingent liabilities [abstract]
Amount of personal suit				₪ 15,585
Estimated total amount of class action suit				₪ 685,740,000
Amount of expenses paid by applicant			₪ 750,000
Test kits purchased | €		€ 947,563
Total amount Clongene COVID-19 tests | $	$ 380,400
Total amount of placed an order Uniclaro GmbH | $	$ 4,300
Amount of payment claim against partial delivery | €		€ 941,897.2